BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 1,594	$ 99,432	$ 32,313
Accounts receivable, net of allowances of $9,710 as of June 30, 2022 and December 31, 2021, respectively	650,403	727,297	953,826
Prepaid expenses and other current assets	198,220	218,821	96,483
Total current assets	850,217	1,045,550	1,082,622
Right of Use Asset Operating Lease, net	684,552	41,490	120,777
Property and equipment, net	30,982	41,138	48,199
Software, net	421,224	417,650	354,905
Deposits	10,144	6,937	6,937
Total assets	1,997,119	1,552,765	1,613,440
Current Liabilities:
Accounts payable	1,086,528	536,863	343,073
Accrued payroll	341,691	425,839	353,268
Accrued interest payable	670,117	594,241	531,409
Accrued retirement	280,958	275,422	264,675
Deferred revenue	475,400	497,734	320,042
Accrued expenses other and other current liabilities	154,729	167,310	74,579
Operating lease liability - Short-term	73,030	42,347	80,258
Current maturities of long-term obligations	765,000	765,000	1,004,445
Current maturities of long-term obligations - related parties	295,000	190,000	0
Notes payable, net	943,521	383,824	162,500
Notes payable - related parties	229,000	229,000	0
Total current liabilities	5,314,974	4,107,580	3,134,249
Notes payable:
Other	458,576	458,309	457,769
Related parties	998,975	1,084,765	1,015,820
Payroll Taxes Current 2022		0	69,025
Operating lease liability - Long-term	612,136	0	42,347
Total liabilities	7,384,661	5,650,654	4,719,210
Stockholders' Deficiency:
Common stock, $.001 par value, 60,000,000 shares authorized; 33,561,124 and 32,700,883 as of June 30, 2022 and December 31, 2021, respectively. shares issued and outstanding	447	436	387
Additional paid-in capital	31,780,806	31,369,036	30,792,391
Accumulated deficit	(37,168,795)	(35,467,361)	(33,898,548)
Total stockholders' deficiency	(5,387,542)	(4,097,889)	(3,105,770)
Total liabilities and stockholders' deficiency	$ 1,997,119	$ 1,552,765	$ 1,613,440